Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Jul. 27, 2021 USD ($)	Jul. 23, 2021 Subsidiary
Debt Financings [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary		4
$40.75 Million Hamburg Facility [Member]
Debt Financings [Abstract]
Face amount | $	$ 40,750
Term of loan	5 years